Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	March 31,
	2020	2019
Cost:
Product and distribution rights	$85,174	$83,391
	85,174	83,391
Accumulated amortization:
Product and distribution rights	76,762	74,539
	76,762	74,539
	$8,412	$8,852

b.	Amortization expenses related to product and distribution rights were $2,222, $1,580 and $1,769 for the years ended March 31, 2020, 2019 and 2018, respectively.
c.	As of March 31, 2020, the estimated amortization expense of product and distribution rights for 2021 to 2025 is as follows: 2021—$1,834; 2022—$1,845; 2023—$1,710; 2024—$311; 2025—$577.
d.	The weighted-average amortization period for product rights is approximately 5 years.
e.	During the years ended March 31, 2020 and 2019, the Company did not record any impairment charge.